Discontinued Operations and Divestitures (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Dec. 27, 2013	Dec. 28, 2012	Sep. 27, 2013	Sep. 28, 2012	Sep. 30, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Gains on divestiture and license	$ 12.9	$ 0.7	$ 2.9	$ 2.9	$ 11.1
Mallinckrodt Baker
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Additional gain (loss) related to discontinued operations			1.0	(6.7)	(6.3)
Tussi Caps
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Upfront cash received					11.5
Gains on divestiture and license			2.9	2.9	11.1
Oxymorphone ER
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Upfront cash received	4.0
Gains on divestiture and license	11.7
Contractually obligated future cash receipts	8.0
Introduction of Competitive Generic Product | Tussi Caps
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent gains related to divestiture					11.5
Sales Target | Tussi Caps
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Contingent gains related to divestiture					$ 1.0